Certain Transactions (Tables)	3 Months Ended
Mar. 31, 2024
Certain Transactions [Abstract]
Schedule of Business Acquisitions, by Acquisition

U.S. $ in thousands
Cash payments	$53,815
Issuance of ordinary shares to Covestro stockholders	5,202
Contingent consideration at estimated fair value	659
Other liability	868
Total consideration	$60,544

Schedule of preliminary allocation of the purchase price to assets acquired and liabilities

Allocation of Purchase Price
(U.S. $ in thousands)
Inventory	$10,342
Fixed assets	7,064
Intangible assets	21,929
Other liabilities	(605)
Total identifiable net assets	38,730
Goodwill	$21,814